Document and Entity Information	Aug. 11, 2020
Prospectus:
Document Type	497
Document Period End Date	Aug. 11, 2020
Entity Registrant Name	HARTFORD MUTUAL FUNDS INC/CT
Entity Central Index Key	0001006415
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 11, 2020
Document Effective Date	Aug. 11, 2020
Prospectus Date	Feb. 28, 2020
THE HARTFORD INTERNATIONAL GROWTH FUND | Class R6
Prospectus:
Trading Symbol	HNCUX
THE HARTFORD INTERNATIONAL GROWTH FUND | Class F
Prospectus:
Trading Symbol	HNCFX
THE HARTFORD INTERNATIONAL GROWTH FUND | Class R5
Prospectus:
Trading Symbol	HNCTX
THE HARTFORD INTERNATIONAL GROWTH FUND | Class R4
Prospectus:
Trading Symbol	HNCSX
THE HARTFORD INTERNATIONAL GROWTH FUND | Class R3
Prospectus:
Trading Symbol	HNCRX
THE HARTFORD INTERNATIONAL GROWTH FUND | Class I
Prospectus:
Trading Symbol	HNCJX
THE HARTFORD INTERNATIONAL GROWTH FUND | Class Y
Prospectus:
Trading Symbol	HNCYX
THE HARTFORD INTERNATIONAL GROWTH FUND | Class C
Prospectus:
Trading Symbol	HNCCX
THE HARTFORD INTERNATIONAL GROWTH FUND | Class A
Prospectus:
Trading Symbol	HNCAX